Sullivan & Cromwell LLP
125 Broad Street
New York, New York 10004
(212) 558-4000

October 17, 2011

VIA EDGAR

Securities and Exchange Commission,
100 F Street, N.E.,
Washington, D.C. 20549.

Re:	The Greater China Fund, Inc. Schedule TO - I filed September 16, 2011 (File No. 005-51363)

Dear Sirs:

This letter of transmittal is submitted as correspondence with the filing on October 17, 2011 by The Greater China Fund, Inc. (the “Fund”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), of the Fund’s Amendment No. 3 to Schedule TO – I (as amended on September 27, 2011 and October 12, 2011) (the “Schedule TO”) with respect to the Fund’s issuer tender offer and the Fund’s Offer to Repurchase, dated September 16, 2011 (as amended, the “Offer to Repurchase”) filed as exhibit (a)(1) to Schedule TO.

Any questions or comments with respect to the accompanying filing may be communicated to the undersigned, William G. Farrar of Sullivan & Cromwell LLP, at (212) 558-4940.  Please send copies of any correspondence relating to this filing to the undersigned by facsimile at (212) 558-1600 with the original by mail to Sullivan & Cromwell LLP, 125 Broad Street, New York, NY 10004.

Very truly yours,

/s/ William G. Farrar

William G. Farrar

cc:	Brian A. Corris (The Greater China Fund, Inc.)

Deborah A. Docs Grace Torres (Prudential Investments LLC)